Taxation, Differences in Tax Charges (Details) - USD ($) $ in Millions	7 Months Ended	12 Months Ended			18 Months Ended
	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Tax rate [Abstract]
Tax rate	19.00%
Differences in Income Tax [Abstract]
(Loss)/profit before taxation		$ (2,940.4)	$ (34.1)	[1]	$ 34.1	[2]
Tax at UK corporation tax rate 19.00% (2019: 19.00% , 2018: 19.00%)		(558.7)	(6.5)		6.5
Effects of [Abstract]
Tax rates other than the UK standard rate		(78.0)	(4.4)		17.8
Intra-Group financing		(21.0)	(42.8)		(52.5)
Innovation tax credit benefits		(31.8)	(13.5)		(21.4)
Interest restrictions			0.0		31.8
US foreign inclusion income		20.4	43.7		39.0
Share options		4.1	7.1		10.2
US transition tax			0.0		238.3
Movement in deferred tax not recognized		11.1	14.4		7.3
Previously unrecognized temporary differences		0.0	(29.4)		0.0
Impact of rate changes		35.6	0.0		(931.9)
Goodwill impairment		592.8	0.0		0.0
Expenses not deductible and other permanent differences		41.2	26.2		(4.7)
Effect of income tax		15.7	(5.2)		(659.6)
Adjustments to tax in respect of previous periods [Abstract]
Current tax		7.8	(35.3)		(14.7)
Deferred tax		10.7	24.5		1.2
Adjustments to tax in respect of previous periods		18.5	(10.8)		(13.5)
Total tax charge/(credit)		$ 34.2	$ (16.0)	[1]	$ (673.1)	[2]
UK [Member]
Tax rate [Abstract]
Tax rate		19.00%	19.00%		19.00%

[1]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.